Revenue and other operating income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Revenue and other operating income	Revenue and other operating income

(in thousands of USD)	2023				2022
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	639,778	—	—	639,778	359,926	—	(6)	359,920
Spot Voyages	434,436	—	—	434,436	377,900	—	(540)	377,360
Revenue from contracts with customers	1,074,214	—	—	1,074,214	737,826	—	(546)	737,280

Time Charters	98,511	63,236	(834)	160,913	72,296	66,297	(21,204)	117,389
Lease income	98,511	63,236	(834)	160,913	72,296	66,297	(21,204)	117,389

Total revenue	1,172,725	63,236	(834)	1,235,127	810,122	66,297	(21,750)	854,669

Other operating income	—	—	—	23,316	—	—	—	15,141

(in thousands of USD)	2021
	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	136,160	—	11	136,171
Spot Voyages	215,158	—	(2,890)	212,268
Revenue from contracts with customers	351,318	—	(2,879)	348,439

Time Charters	71,331	50,132	(50,132)	71,331
Lease income	71,331	50,132	(50,132)	71,331

Total revenue	422,649	50,132	(53,011)	419,770

Other operating income	—	—	—	10,255

For the accounting treatment of revenue, we refer to the accounting policies (see Note 1.15) - Revenue.

The increase in revenue is mainly a result of the significant growth in both pool and spot voyage revenue which is driven by improved freight rates in 2023 compared to 2022.

The increase in revenue from time charters is primarily a result of an increased number of vessels engaged in long-term time charters during 2023 compared to 2022.

Other operating income includes revenues related to the daily standard business operation of the fleet which are not directly attributable to an individual voyage.

In accordance with IFRS16 - Leases, Euronav is required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out revenue, it is determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. The following table summarizes the lease and non-lease components of the revenue from time charter-out during the years ended December 31, 2023, 2022 and 2021.

(in thousands of USD)	2023	2022	2021
Lease component of revenue from time charter-out	122,818	91,299	56,273
Non-lease component of revenue from time charter-out	38,095	26,090	15,058
Total lease income	160,913	117,389	71,331